FPA QUEENS ROAD VALUE FUND

Portfolio of investments

February 28, 2023

(Unaudited)

COMMON STOCKS	Shares	Fair Value
WEALTH MANAGEMENT — 10.0%
Ameriprise Financial, Inc.	7,000	$2,400,090
T Rowe Price Group, Inc.	7,900	887,012
		$3,287,102
INDUSTRIALS — 8.3%
3M Co.	3,600	$387,864
General Dynamics Corp.	8,000	1,823,280
Ingersoll Rand, Inc.	9,000	522,630
		$2,733,774
P&C INSURANCE — 7.2%
Berkshire Hathaway, Inc. Class A(a)	3	$1,390,575
Prudential Financial, Inc.	10,000	1,000,000
		$2,390,575
ELECTRICAL COMPONENTS — 6.9%
Eaton Corp. PLC	13,000	$2,274,090
		$2,274,090
HOMEBUILDERS — 6.9%
Allegion PLC (Ireland)	3,400	$383,214
Trane Technologies PLC (Ireland)	10,200	1,886,694
		$2,269,908
MANAGED CARE — 6.4%
Elevance Health, Inc.	4,500	$2,113,515
		$2,113,515
INFRASTRUCTURE SOFTWARE — 6.2%
Oracle Corp.	23,395	$2,044,723
		$2,044,723
CONSUMER FINANCE — 5.8%
American Express Co.	11,000	$1,913,890
		$1,913,890
LIFE SCIENCE EQUIPMENT — 4.7%
Danaher Corp.	6,300	$1,559,439
		$1,559,439
COMMUNICATIONS EQUIPMENT — 4.5%
Cisco Systems, Inc.	30,700	$1,486,494
		$1,486,494

FPA QUEENS ROAD VALUE FUND

Portfolio of investments (Continued)

February 28, 2023

(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
SPECIALTY PHARMACEUTICALS — 4.4%
Merck & Co., Inc.	13,820	$1,468,237
		$1,468,237
APPLICATION SOFTWARE — 4.2%
Fiserv, Inc.(a)	12,000	$1,381,080
		$1,381,080
DIVERSIFIED BANKS — 3.9%
JPMorgan Chase & Co.	9,000	$1,290,150
		$1,290,150
LARGE PHARMACEUTICALS — 3.8%
Pfizer, Inc.	31,000	$1,257,670
		$1,257,670
RESTAURANTS — 3.4%
McDonald's Corp.	4,225	$1,115,019
		$1,115,019
INSTITUTIONAL TRUST FIDUCIARY & CUSTODY — 2.2%
Bank of New York Mellon Corp.	14,500	$737,760
		$737,760
SEMICONDUCTOR DEVICES — 2.0%
Intel Corp.	26,000	$648,180
		$648,180
INDUSTRIAL DISTRIBUTION & RENTAL — 2.0%
Raytheon Technologies Corp.	6,600	$647,394
		$647,394
RAIL FREIGHT — 1.9%
Union Pacific Corp.	3,000	$621,840
		$621,840
PACKAGED FOOD — 1.8%
Mondelez International, Inc. Class A	9,000	$586,620
		$586,620
ENTERTAINMENT CONTENT — 1.6%
Walt Disney Co.(a)	5,151	$513,091
		$513,091

FPA QUEENS ROAD VALUE FUND

Portfolio of investments (Continued)

February 28, 2023

(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
APPAREL, FOOTWEAR & ACCESSORY DESIGN — 0.6%
VF Corp.	8,500	$210,970
		$210,970
HOUSEHOLD PRODUCTS — 0.6%
Clorox Co.	1,200	$186,528
		$186,528

TOTAL COMMON STOCKS — 99.3% (Cost $11,352,623)		$32,738,049

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Plus Money Market Fund, 4.44%(b)	246,203	$246,203
TOTAL SHORT-TERM INVESTMENTS — 0.8% (Cost $246,203)		$246,203

TOTAL INVESTMENTS — 100.1% (Cost $11,598,826)		$32,984,252
Other Assets and Liabilities, net — (0.1)%		(18,191)
NET ASSETS — 100.0%		$32,966,061

(a)	Non-income producing security.
(b)	Represents the 7-day effective yield as of February 28, 2023.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of February 28, 2023:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Wealth Management	$3,287,102	—	—	$3,287,102
Industrials	2,733,774	—	—	2,733,774
P&C Insurance	2,390,575	—	—	2,390,575
Electrical Components	2,274,090	—	—	2,274,090
Homebuilders	2,269,908	—	—	2,269,908
Managed Care	2,113,515	—	—	2,113,515
Infrastructure Software	2,044,723	—	—	2,044,723
Consumer Finance	1,913,890	—	—	1,913,890
Life Science Equipment	1,559,439	—	—	1,559,439
Communications Equipment	1,486,494	—	—	1,486,494
Specialty Pharmaceuticals	1,468,237	—	—	1,468,237
Application Software	1,381,080	—	—	1,381,080
Diversified Banks	1,290,150	—	—	1,290,150
Large Pharmaceuticals	1,257,670	—	—	1,257,670
Restaurants	1,115,019	—	—	1,115,019
Institutional Trust Fiduciary & Custody	737,760	—	—	737,760
Semiconductor Devices	648,180	—	—	648,180
Industrial Distribution & Rental	647,394	—	—	647,394
Rail Freight	621,840	—	—	621,840
Packaged Food	586,620	—	—	586,620
Entertainment Content	513,091	—	—	513,091
Apparel, Footwear & Accessory Design	210,970	—	—	210,970
Household Products	186,528	—	—	186,528
Short-Term Investments	—	$246,203	—	246,203
	$32,738,049	$246,203	—	$32,984,252

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no significant transfers into or out of Level 3 during the period ended February 28, 2023.

The Fund did not hold derivatives during the period ended February 28, 2023.